Allowance for loan losses (Tables)	12 Months Ended
Dec. 31, 2014
Allowance Movement [Table Text Block]
For the year ended December 31, 2014
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$128,150	$5,095	$130,330	$10,622	$152,578	$426,775
Provision (reversal of provision)	112,821	(3,121)	34,530	470	98,149	242,849
Charge-offs	(70,402)	(1,722)	(45,389)	(6,028)	(122,400)	(245,941)
Recoveries	31,020	5,231	1,389	2,067	25,745	65,452
Ending balance	$201,589	$5,483	$120,860	$7,131	$154,072	$489,135

For the year ended December 31, 2014
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$42,198	$19,491	$36,006	$-	$4,397	$102,092
Provision (reversal of provision)	21,579	15,397	13,384	-	(4,225)	46,135
Charge-offs	(34,741)	(36,223)	(9,156)	-	2,589	(77,531)
Recoveries	1,835	8,537	714	-	291	11,377
Ending balance	$30,871	$7,202	$40,948	$-	$3,052	$82,073

For the year ended December 31, 2014
U.S. Mainland - Continuing Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$24,930	$214	$26,599	$11,335	$19,205	$82,283
Allowance transferred from discontinued operations	7,984	-	-	-	-	7,984
Provision (reversal of provision)	(2,979)	736	(15,410)	(8,611)	7,414	(18,850)
Charge-offs	(16,628)	-	(3,517)	(8,071)	(15,948)	(44,164)
Recoveries	15,523	237	2,321	17,141	3,783	39,005
Net write-down related to loans transferred to LHFS	(19,182)	-	(7,531)	(8,850)	(111)	(35,674)
Ending balance	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584

For the year ended December 31, 2014
U.S. Mainland - Discontinued Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$21,902	$33	$-	$2,369	$5,101	$29,405
Allowance transferred to continuing operations	(7,984)	-	-	-	-	(7,984)
Provision (reversal of provision)	(2,831)	(226)	-	(1,812)	(1,895)	(6,764)
Charge-offs	(2,995)	-	-	(557)	(900)	(4,452)
Recoveries	8,283	220	-	1,400	94	9,997
Net write-downs related to loans transferred to discontinued operations	(16,375)	(27)	-	(1,400)	(2,400)	(20,202)
Ending balance	$-	$-	$-	$-	$-	$-

For the year ended December 31, 2014
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555
Provision (reversal of provision)	128,590	12,786	32,504	(10,423)	470	99,443	263,370
Charge-offs	(124,766)	(37,945)	(58,062)	(8,628)	(6,028)	(136,659)	(372,088)
Recoveries	56,661	14,225	4,424	18,541	2,067	29,913	125,831
Net write-down related to loans transferred to LHFS	(19,182)	-	(7,531)	(8,850)	-	(111)	(35,674)
Net write-downs related to loans transferred to discontinued operations	(16,375)	(27)	-	(1,400)	-	(2,400)	(20,202)
Ending balance	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792

For the year ended December 31, 2013
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$217,615	$5,862	$119,027	$2,894	$99,899	$445,297
Provision (reversal of provision)	157,433	(7,563)	258,541	11,234	128,239	547,884
Charge-offs	(112,266)	(6,757)	(49,418)	(6,034)	(113,616)	(288,091)
Recoveries	26,665	15,399	1,682	2,528	38,056	84,330
Net write-downs related to loans sold	(161,297)	(1,846)	(199,502)	-	-	(362,645)
Ending balance	$128,150	$5,095	$130,330	$10,622	$152,578	$426,775

For the year ended December 31, 2013
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$72,060	$9,946	$20,914	$-	$5,986	$108,906
Provision (reversal of provision)	(2,255)	43,653	25,706	-	2,292	69,396
Charge-offs	(28,422)	(39,730)	(10,679)	-	(3,952)	(82,783)
Recoveries	815	5,622	65	-	71	6,573
Ending balance	$42,198	$19,491	$36,006	$-	$4,397	$102,092

For the year ended December 31, 2013
U.S. Mainland - Continuing Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$37,554	$1,196	$30,348	$29,070	$26,383	$124,551
Provision (reversal of provision)	(3,440)	(982)	4,054	(21,632)	10,826	(11,174)
Charge-offs	(26,116)	-	(10,156)	(17,423)	(21,622)	(75,317)
Recoveries	16,932	-	2,353	21,320	3,618	44,223
Ending balance	$24,930	$214	$26,599	$11,335	$19,205	$82,283

For the year ended December 31, 2013
U.S. Mainland - Discontinued Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$42,513	$371	$-	$4,032	$4,937	$51,853
Provision (reversal of provision)	(6,427)	(338)	-	(349)	3,571	(3,543)
Charge-offs	(29,954)	-	-	(5,105)	(3,898)	(38,957)
Recoveries	15,770	-	-	3,791	491	20,052
Ending balance	$21,902	$33	$-	$2,369	$5,101	$29,405

For the year ended December 31, 2013
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607
Provision (reversal of provision)	145,311	34,770	288,301	(21,981)	11,234	144,928	602,563
Charge-offs	(196,758)	(46,487)	(70,253)	(22,528)	(6,034)	(143,088)	(485,148)
Recoveries	60,182	21,021	4,100	25,111	2,528	42,236	155,178
Net write-down related to loans sold	(161,297)	(1,846)	(199,502)	-	-	-	(362,645)
Ending balance	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555

Schedule Of Credit Losses Related To Financing Receivables Current And Noncurrent Table Text Block
	ASC 310-30 Covered loans
	For the years ended
(In thousands)	December 31, 2014	December 31, 2013
Balance at beginning of period	$93,915	$95,407
Provision for loan losses	48,559	58,858
Net charge-offs	(63,628)	(60,350)
Balance at end of period	$78,846	$93,915

Allowance For Credit Losses On Financing Receivables Table Text Block
At December 31, 2014
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$64,736	$363	$45,838	$770	$27,796	$139,503
General ALLL non-covered loans	136,853	5,120	75,022	6,361	126,276	349,632
ALLL - non-covered loans	201,589	5,483	120,860	7,131	154,072	489,135
Specific ALLL covered loans	5	-	-	-	-	5
General ALLL covered loans	30,866	7,202	40,948	-	3,052	82,068
ALLL - covered loans	30,871	7,202	40,948	-	3,052	82,073
Total ALLL	$232,460	$12,685	$161,808	$7,131	$157,124	$571,208

Loans held-in-portfolio:
Impaired non-covered loans	$356,911	$13,268	$431,569	$3,023	$115,759	$920,530
Non-covered loans held-in-portfolio
excluding impaired loans	6,017,892	146,116	5,018,932	561,366	3,273,278	15,017,584
Non-covered loans held-in-portfolio	6,374,803	159,384	5,450,501	564,389	3,389,037	15,938,114
Impaired covered loans	4,487	2,419	-	-	-	6,906
Covered loans held-in-portfolio
excluding impaired loans	1,610,294	67,917	822,986	-	34,559	2,535,756
Covered loans held-in-portfolio	1,614,781	70,336	822,986	-	34,559	2,542,662
Total loans held-in-portfolio	$7,989,584	$229,720	$6,273,487	$564,389	$3,423,596	$18,480,776

At December 31, 2014
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$-	$-	$273	$-	$365	$638
General ALLL	9,648	1,187	2,189	2,944	13,978	29,946
Total ALLL	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584

Loans held-in-portfolio:
Impaired loans	$250	$-	$4,255	$-	$1,973	$6,478
Loans held-in-portfolio,
excluding impaired loans	1,759,214	92,436	1,048,130	80,818	479,261	3,459,859
Total loans held-in-portfolio	$1,759,464	$92,436	$1,052,385	$80,818	$481,234	$3,466,337

At December 31, 2014
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$64,736	$363	$46,111	$-	$770	$28,161	$140,141
General ALLL non-covered loans	146,501	6,307	77,211	2,944	6,361	140,254	379,578
ALLL - non-covered loans	211,237	6,670	123,322	2,944	7,131	168,415	519,719
Specific ALLL covered loans	5	-	-	-	-	-	5
General ALLL covered loans	30,866	7,202	40,948	-	-	3,052	82,068
ALLL - covered loans	30,871	7,202	40,948	-	-	3,052	82,073
Total ALLL	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792

Loans held-in-portfolio:
Impaired non-covered loans	$357,161	$13,268	$435,824	$-	$3,023	$117,732	$927,008
Non-covered loans held-in-portfolio
excluding impaired loans	7,777,106	238,552	6,067,062	80,818	561,366	3,752,539	18,477,443
Non-covered loans held-in-portfolio	8,134,267	251,820	6,502,886	80,818	564,389	3,870,271	19,404,451
Impaired covered loans	4,487	2,419	-	-	-	-	6,906
Covered loans held-in-portfolio
excluding impaired loans	1,610,294	67,917	822,986	-	-	34,559	2,535,756
Covered loans held-in-portfolio	1,614,781	70,336	822,986	-	-	34,559	2,542,662
Total loans held-in-portfolio	$9,749,048	$322,156	$7,325,872	$80,818	$564,389	$3,904,830	$21,947,113

At December 31, 2013
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$16,409	$177	$38,034	$1,053	$29,920	$85,593
General ALLL non-covered loans	111,741	4,918	92,296	9,569	122,658	341,182
ALLL - non-covered loans	128,150	5,095	130,330	10,622	152,578	426,775
Specific ALLL covered loans	153	140	-	-	-	293
General ALLL covered loans	42,045	19,351	36,006	-	4,397	101,799
ALLL - covered loans	42,198	19,491	36,006	-	4,397	102,092
Total ALLL	$170,348	$24,586	$166,336	$10,622	$156,975	$528,867

Loans held-in-portfolio:
Impaired non-covered loans	$245,380	$16,823	$399,347	$2,893	$125,342	$789,785
Non-covered loans held-in-portfolio
excluding impaired loans	6,220,210	144,348	5,001,332	540,868	3,191,296	15,098,054
Non-covered loans held-in-portfolio	6,465,590	161,171	5,400,679	543,761	3,316,638	15,887,839
Impaired covered loans	20,945	-	-	-	-	20,945
Covered loans held-in-portfolio
excluding impaired loans	1,791,859	190,127	934,373	-	47,123	2,963,482
Covered loans held-in-portfolio	1,812,804	190,127	934,373	-	47,123	2,984,427
Total loans held-in-portfolio	$8,278,394	$351,298	$6,335,052	$543,761	$3,363,761	$18,872,266

At December 31, 2013
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$-	$-	$17,633	$-	$280	$17,913
General ALLL	46,832	247	8,966	13,704	24,026	93,775
Total ALLL	$46,832	$247	$26,599	$13,704	$24,306	$111,688

Loans held-in-portfolio:
Impaired loans	$52,136	$5,663	$52,726	$6,045	$2,361	$118,931
Loans held-in-portfolio,
excluding impaired loans	3,519,459	39,250	1,228,071	205,090	613,227	5,605,097
Total loans held-in-portfolio	$3,571,595	$44,913	$1,280,797	$211,135	$615,588	$5,724,028

At December 31, 2013
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$16,409	$177	$55,667	$-	$1,053	$30,200	$103,506
General ALLL non-covered loans	158,573	5,165	101,262	13,704	9,569	146,684	434,957
ALLL - non-covered loans	174,982	5,342	156,929	13,704	10,622	176,884	538,463
Specific ALLL covered loans	153	140	-	-	-	-	293
General ALLL covered loans	42,045	19,351	36,006	-	-	4,397	101,799
ALLL - covered loans	42,198	19,491	36,006	-	-	4,397	102,092
Total ALLL	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555

Loans held-in-portfolio:
Impaired non-covered loans	$297,516	$22,486	$452,073	$6,045	$2,893	$127,703	$908,716
Non-covered loans held-in-portfolio
excluding impaired loans	9,739,669	183,598	6,229,403	205,090	540,868	3,804,523	20,703,151
Non-covered loans held-in-portfolio	10,037,185	206,084	6,681,476	211,135	543,761	3,932,226	21,611,867
Impaired covered loans	20,945	-	-	-	-	-	20,945
Covered loans held-in-portfolio
excluding impaired loans	1,791,859	190,127	934,373	-	-	47,123	2,963,482
Covered loans held-in-portfolio	1,812,804	190,127	934,373	-	-	47,123	2,984,427
Total loans held-in-portfolio	$11,849,989	$396,211	$7,615,849	$211,135	$543,761	$3,979,349	$24,596,294

Finance Receivables Individually Evaluated For Impairment Table [Text Block]
December 31, 2014
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$50,324	$53,154	$5,182	$7,929	$7,929	$58,253	$61,083	$5,182
Commercial real estate owner occupied	114,163	127,855	16,770	14,897	16,110	129,060	143,965	16,770
Commercial and industrial	145,633	148,204	42,784	23,965	31,722	169,598	179,926	42,784
Construction	2,575	7,980	363	10,693	28,994	13,268	36,974	363
Mortgage	395,911	426,502	45,838	35,658	39,248	431,569	465,750	45,838
Leasing	3,023	3,023	770	-	-	3,023	3,023	770
Consumer:
Credit cards	41,477	41,477	8,023	-	-	41,477	41,477	8,023
Personal	71,825	71,825	19,410	-	-	71,825	71,825	19,410
Auto	1,932	1,932	262	-	-	1,932	1,932	262
Other	525	525	101	-	-	525	525	101
Covered loans	2,419	7,500	5	4,487	4,487	6,906	11,987	5
Total Puerto Rico	$829,807	$889,977	$139,508	$97,629	$128,490	$927,436	$1,018,467	$139,508

December 31, 2014
U.S. mainland [1]
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial and industrial	$-	$-	$-	$250	$250	$250	$250	$-
Mortgage	3,049	3,443	273	1,206	2,306	4,255	5,749	273
Consumer:
HELOCs	1,095	1,095	362	791	791	1,886	1,886	362
Other	3	3	3	84	-	87	3	3
Total U.S. mainland	$4,147	$4,541	$638	$2,331	$3,347	$6,478	$7,888	$638
[1] Excludes impaired loans from discontinued operations.

December 31, 2014
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$50,324	$53,154	$5,182	$7,929	$7,929	$58,253	$61,083	$5,182
Commercial real estate owner occupied	114,163	127,855	16,770	14,897	16,110	129,060	143,965	16,770
Commercial and industrial	145,633	148,204	42,784	24,215	31,972	169,848	180,176	42,784
Construction	2,575	7,980	363	10,693	28,994	13,268	36,974	363
Mortgage	398,960	429,945	46,111	36,864	41,554	435,824	471,499	46,111
Leasing	3,023	3,023	770	-	-	3,023	3,023	770
Consumer:
Credit cards	41,477	41,477	8,023	-	-	41,477	41,477	8,023
HELOCs	1,095	1,095	362	791	791	1,886	1,886	362
Personal	71,825	71,825	19,410	-	-	71,825	71,825	19,410
Auto	1,932	1,932	262	-	-	1,932	1,932	262
Other	528	528	104	84	-	612	528	104
Covered loans	2,419	7,500	5	4,487	4,487	6,906	11,987	5
Total Popular, Inc.	$833,954	$894,518	$140,146	$99,960	$131,837	$933,914	$1,026,355	$140,146

December 31, 2013
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$3,405	$6,942	$3,405	$6,942	$-
Commercial real estate non-owner occupied	19,120	19,407	2,368	47,245	55,397	66,365	74,804	2,368
Commercial real estate owner occupied	55,826	74,420	6,473	33,749	47,545	89,575	121,965	6,473
Commercial and industrial	30,370	33,152	7,568	55,665	68,141	86,035	101,293	7,568
Construction	2,324	9,047	177	14,499	36,951	16,823	45,998	177
Mortgage	358,437	376,393	38,034	40,910	45,181	399,347	421,574	38,034
Leasing	2,893	2,893	1,053	-	-	2,893	2,893	1,053
Consumer:
Credit cards	45,015	45,015	8,344	-	-	45,015	45,015	8,344
Personal	78,475	78,475	21,313	-	-	78,475	78,475	21,313
Auto	1,354	1,354	171	-	-	1,354	1,354	171
Other	498	498	92	-	-	498	498	92
Covered loans	12,837	17,538	293	8,108	10,063	20,945	27,601	293
Total Puerto Rico	$607,149	$658,192	$85,886	$203,581	$270,220	$810,730	$928,412	$85,886

December 31, 2013
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$7,668	$10,870	$7,668	$10,870	$-
Commercial real estate non-owner occupied	-	-	-	27,016	37,393	27,016	37,393	-
Commercial real estate owner occupied	-	-	-	15,624	19,910	15,624	19,910	-
Commercial and industrial	-	-	-	1,828	1,828	1,828	1,828	-
Construction	-	-	-	5,663	5,663	5,663	5,663	-
Mortgage	46,192	50,570	17,633	6,534	8,513	52,726	59,083	17,633
Legacy	-	-	-	6,045	8,715	6,045	8,715	-
Consumer:
HELOCs	-	-	-	198	198	198	198	-
Auto	-	-	-	88	88	88	88	-
Other	2,075	2,075	280	-	-	2,075	2,075	280
Total U.S. mainland	$48,267	$52,645	$17,913	$70,664	$93,178	$118,931	$145,823	$17,913

December 31, 2013
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$11,073	$17,812	$11,073	$17,812	$-
Commercial real estate non-owner occupied	19,120	19,407	2,368	74,261	92,790	93,381	112,197	2,368
Commercial real estate owner occupied	55,826	74,420	6,473	49,373	67,455	105,199	141,875	6,473
Commercial and industrial	30,370	33,152	7,568	57,493	69,969	87,863	103,121	7,568
Construction	2,324	9,047	177	20,162	42,614	22,486	51,661	177
Mortgage	404,629	426,963	55,667	47,444	53,694	452,073	480,657	55,667
Legacy	-	-	-	6,045	8,715	6,045	8,715	-
Leasing	2,893	2,893	1,053	-	-	2,893	2,893	1,053
Consumer:
Credit cards	45,015	45,015	8,344	-	-	45,015	45,015	8,344
HELOCs	-	-	-	198	198	198	198	-
Personal	78,475	78,475	21,313	-	-	78,475	78,475	21,313
Auto	1,354	1,354	171	88	88	1,442	1,442	171
Other	2,573	2,573	372	-	-	2,573	2,573	372
Covered loans	12,837	17,538	293	8,108	10,063	20,945	27,601	293
Total Popular, Inc.	$655,416	$710,837	$103,799	$274,245	$363,398	$929,661	$1,074,235	$103,799

Impaired Loans Average Investment Interest Income Table [Text Block]
For the year ended December 31, 2014
	Puerto Rico		U.S. Mainland [1]		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$1,539	$-	$2,657	$-	$4,196	$-
Commercial real estate non-owner occupied	70,154	2,719	9,264	-	79,418	2,719
Commercial real estate owner occupied	114,893	3,994	5,778	-	120,671	3,994
Commercial and industrial	130,940	7,852	955	-	131,895	7,852
Construction	18,418	-	1,133	-	19,551	-
Mortgage	415,188	19,319	33,686	1,187	448,874	20,506
Legacy	-	-	2,920	-	2,920	-
Leasing	2,747	-	-	-	2,747	-
Consumer:
Credit cards	42,345	-	-	-	42,345	-
HELOCs	-	-	1,768	-	1,768	-
Personal	74,593	-	-	-	74,593	-
Auto	1,884	-	52	-	1,936	-
Other	748	-	452	-	1,200	-
Covered loans	8,763	469	-	-	8,763	469
Total Popular, Inc.	$882,212	$34,353	$58,665	$1,187	$940,877	$35,540
[1] Excludes impaired loans from discontinued operations.

For the year ended December 31, 2013
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$8,356	$259	$7,493	$120	$15,849	$379
Commercial real estate non-owner occupied	58,773	2,225	36,688	223	95,461	2,448
Commercial real estate owner occupied	125,091	2,956	19,024	150	144,115	3,106
Commercial and industrial	102,408	4,206	2,328	15	104,736	4,221
Construction	31,491	-	5,821	-	37,312	-
Mortgage	461,534	25,610	53,137	1,955	514,671	27,565
Legacy	-	-	12,957	-	12,957	-
Leasing	3,822	-	-	-	3,822	-
Consumer:
Credit cards	40,044	-	-	-	40,044	-
HELOCs	-	-	199	-	199	-
Personal	82,687	-	-	-	82,687	-
Auto	1,003	-	89	-	1,092	-
Other	417	-	2,260	-	2,677	-
Covered loans	42,791	1,245	-	-	42,791	1,245
Total Popular, Inc.	$958,417	$36,501	$139,996	$2,463	$1,098,413	$38,964

Troubled Debt Restructurings Loan Count By Type Of Modification Table [Text Block]
Puerto Rico
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	8	-	-
Commercial real estate owner occupied	25	12	-	-
Commercial and industrial	37	43	-	-
Construction	-	4	-	-
Mortgage	52	61	413	142
Leasing	-	15	48	-
Consumer:
Credit cards	1,070	-	-	653
Personal	955	71	-	6
Auto	-	13	5	-
Other	103	-	-	2
Total	2,247	227	466	803

U.S. mainland
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Mortgage	-	-	18	-
Consumer:
HELOCs	5	-	-	-
Total	5	-	18	-

Popular, Inc.
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	8	-	-
Commercial real estate owner occupied	25	12	-	-
Commercial and industrial	37	43	-	-
Construction	-	4	-	-
Mortgage	52	61	431	142
Leasing	-	15	48	-
Consumer:
Credit cards	1,070	-	-	653
HELOCs	5	-	-	-
Personal	955	71	-	6
Auto	-	13	5	-
Other	103	-	-	2
Total	2,252	227	484	803

Puerto Rico
For the year ended December 31, 2013
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	5	-	-
Commercial real estate owner occupied	6	4	-	45
Commercial and industrial	23	13	-	10
Mortgage	22	42	341	17
Leasing	-	22	23	-
Consumer:
Credit cards	1,107	-	-	989
Personal	923	22	-	6
Auto	-	11	-	-
Other	71	-	-	4
Total	2,157	119	364	1,071

U.S. mainland
For the year ended December 31, 2013
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	-	2	4	-
Commercial real estate owner occupied	-	1	1	-
Commercial and industrial	-	1	-	-
Mortgage	1	1	26	-
Consumer:
Total	1	5	31	-

Popular, Inc.
For the year ended December 31, 2013
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	7	4	-
Commercial real estate owner occupied	6	5	1	45
Commercial and industrial	23	14	-	10
Mortgage	23	43	367	17
Leasing	-	22	23	-
Consumer:
Credit cards	1,107	-	-	989
Personal	923	22	-	6
Auto	-	11	-	-
Other	71	-	-	4
Total	2,158	124	395	1,071

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Puerto Rico
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	13	$17,565	$17,645	$(865)
Commercial real estate owner occupied	37	48,403	47,754	2,002
Commercial and industrial	80	130,818	129,561	6,728
Construction	4	11,358	11,485	(570)
Mortgage	668	98,771	98,031	4,292
Leasing	63	1,628	1,632	361
Consumer:
Credit cards	1,723	14,207	16,193	2,584
Personal	1,032	17,814	17,881	3,935
Auto	18	278	289	16
Other	105	325	319	57
Total	3,743	$341,167	$340,790	$18,540

U.S. mainland
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Mortgage	18	$2,342	$2,603	$364
Consumer:
HELOCs	5	251	250	67
Total	23	$2,593	$2,853	$431
Excludes TDRs from discontinued operations.

Popular, Inc.
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	13	$17,565	$17,645	$(865)
Commercial real estate owner occupied	37	48,403	47,754	2,002
Commercial and industrial	80	130,818	129,561	6,728
Construction	4	11,358	11,485	(570)
Mortgage	686	101,113	100,634	4,656
Leasing	63	1,628	1,632	361
Consumer:
Credit cards	1,723	14,207	16,193	2,584
HELOCs	5	251	250	67
Personal	1,032	17,814	17,881	3,935
Auto	18	278	289	16
Other	105	325	319	57
Total	3,766	$343,760	$343,643	$18,971
Excludes TDRs from discontinued operations.

Puerto Rico
For the year ended December 31, 2013
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	10	$10,729	$9,194	$(7)
Commercial real estate owner occupied	55	29,975	25,629	(1,047)
Commercial and industrial	46	15,947	14,855	(253)
Mortgage	422	72,899	76,839	8,869
Leasing	45	928	900	271
Consumer:
Credit cards	2,096	16,622	19,810	2,380
Personal	951	15,474	15,507	3,864
Auto	11	122	199	15
Other	75	267	264	36
Total	3,711	$162,963	$163,197	$14,128

U.S. mainland
For the year ended December 31, 2013
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	6	$4,798	$4,552	$(65)
Commercial real estate owner occupied	2	1,263	836	(144)
Commercial and industrial	1	2,125	1,060	(216)
Mortgage	28	3,240	3,395	1,099
Consumer:
Total	37	$11,426	$9,843	$674

Popular, Inc.
For the year ended December 31, 2013
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	16	$15,527	$13,746	$(72)
Commercial real estate owner occupied	57	31,238	26,465	(1,191)
Commercial and industrial	47	18,072	15,915	(469)
Mortgage	450	76,139	80,234	9,968
Leasing	45	928	900	271
Consumer:
Credit cards	2,096	16,622	19,810	2,380
Personal	951	15,474	15,507	3,864
Auto	11	122	199	15
Other	75	267	264	36
Total	3,748	$174,389	$173,040	$14,802

T D R Loans Subsequent Default Table [Text Block]
Puerto Rico
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$433
Commercial real estate owner occupied	5	1,191
Commercial and industrial	5	609
Construction	1	952
Mortgage	125	22,819
Leasing	8	72
Consumer:
Credit cards	465	4,176
Personal	101	1,331
Auto	14	255
Total [1]	727	$31,838
[1] Excludes loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$907
Mortgage	1	110
Total	2	$1,017

Popular, Inc.
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	4	$1,340
Commercial real estate owner occupied	5	1,191
Commercial and industrial	5	609
Construction	1	952
Mortgage	126	22,929
Leasing	8	72
Consumer:
Credit cards	465	4,176
Personal	101	1,331
Auto	14	255
Total	729	$32,855

Puerto Rico
Defaulted during the year ended December 31, 2013
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate owner occupied	5	$5,733
Commercial and industrial	6	1,838
Mortgage	208	32,734
Leasing	18	279
Consumer:
Credit cards	623	5,955
Personal	134	1,862
Auto	6	145
Other	2	21
Total [1]	1,002	$48,567
[1] Exclude loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2013
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$2,554
Consumer:
Total	3	$2,554

Popular, Inc.
Defaulted during the year ended December 31, 2013
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$2,554
Commercial real estate owner occupied	5	5,733
Commercial and industrial	6	1,838
Mortgage	208	32,734
Leasing	18	279
Consumer:
Credit cards	623	5,955
Personal	134	1,862
Auto	6	145
Other	2	21
Total	1,005	$51,121

Financing Receivable Credit Quality Indicators Table Text Block
December 31, 2014
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$2,306	$5,021	$3,186	$-	$-	$10,513	$69,564	$80,077
Commercial real estate non-owner occupied	171,771	144,104	169,900	-	-	485,775	1,527,804	2,013,579
Commercial real estate owner occupied	212,236	144,536	306,014	3,595	-	666,381	806,981	1,473,362
Commercial and industrial	421,332	367,834	272,880	849	255	1,063,150	1,744,635	2,807,785
Total Commercial	807,645	661,495	751,980	4,444	255	2,225,819	4,148,984	6,374,803
Construction	4,612	6,204	16,908	-	-	27,724	131,660	159,384
Mortgage	-	-	218,680	-	-	218,680	5,231,821	5,450,501
Leasing	-	-	3,102	-	-	3,102	561,287	564,389
Consumer:
Credit cards	-	-	21,070	-	-	21,070	1,119,094	1,140,164
HELOCs	-	-	8,186	-	7	8,193	5,207	13,400
Personal	-	-	8,380	-	77	8,457	1,254,076	1,262,533
Auto	-	-	11,348	-	40	11,388	755,908	767,296
Other	-	-	2,130	-	1,735	3,865	201,779	205,644
Total Consumer	-	-	51,114	-	1,859	52,973	3,336,064	3,389,037
Total Puerto Rico	$812,257	$667,699	$1,041,784	$4,444	$2,114	$2,528,298	$13,409,816	$15,938,114
U.S. mainland[2]
Commercial multi-family	$11,283	$6,818	$13,653	$-	$-	$31,754	$375,449	$407,203
Commercial real estate non-owner occupied	17,424	8,745	13,446	-	-	39,615	472,952	512,567
Commercial real estate owner occupied	24,284	4,707	4,672	-	-	33,663	160,242	193,905
Commercial and industrial	5,357	2,548	7,988	-	-	15,893	629,896	645,789
Total Commercial	58,348	22,818	39,759	-	-	120,925	1,638,539	1,759,464
Construction	-	-	-	-	-	-	92,436	92,436
Mortgage	-	-	23,100	-	-	23,100	1,029,285	1,052,385
Legacy	7,902	2,491	9,204	-	-	19,597	61,221	80,818
Consumer:
Credit cards	-	-	-	-	-	-	15,065	15,065
HELOCs	-	-	2,457	-	1,632	4,089	348,673	352,762
Personal	-	-	571	-	835	1,406	111,513	112,919
Auto	-	-	-	-	-	-	73	73
Other	-	-	7	-	-	7	408	415
Total Consumer	-	-	3,035	-	2,467	5,502	475,732	481,234
Total U.S. mainland	$66,250	$25,309	$75,098	$-	$2,467	$169,124	$3,297,213	$3,466,337
Popular, Inc.
Commercial multi-family	$13,589	$11,839	$16,839	$-	$-	$42,267	$445,013	$487,280
Commercial real estate non-owner occupied	189,195	152,849	183,346	-	-	525,390	2,000,756	2,526,146
Commercial real estate owner occupied	236,520	149,243	310,686	3,595	-	700,044	967,223	1,667,267
Commercial and industrial	426,689	370,382	280,868	849	255	1,079,043	2,374,531	3,453,574
Total Commercial	865,993	684,313	791,739	4,444	255	2,346,744	5,787,523	8,134,267
Construction	4,612	6,204	16,908	-	-	27,724	224,096	251,820
Mortgage	-	-	241,780	-	-	241,780	6,261,106	6,502,886
Legacy	7,902	2,491	9,204	-	-	19,597	61,221	80,818
Leasing	-	-	3,102	-	-	3,102	561,287	564,389
Consumer:
Credit cards	-	-	21,070	-	-	21,070	1,134,159	1,155,229
HELOCs	-	-	10,643	-	1,639	12,282	353,880	366,162
Personal	-	-	8,951	-	912	9,863	1,365,589	1,375,452
Auto	-	-	11,348	-	40	11,388	755,981	767,369
Other	-	-	2,137	-	1,735	3,872	202,187	206,059
Total Consumer	-	-	54,149	-	4,326	58,475	3,811,796	3,870,271
Total Popular, Inc.	$878,507	$693,008	$1,116,882	$4,444	$4,581	$2,697,422	$16,707,029	$19,404,451

The following table presents the weighted average obligor risk rating at December 31, 2014 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.69				5.63
Commercial real estate non-owner occupied			11.20				6.83
Commercial real estate owner occupied			11.28				6.96
Commercial and industrial			11.48				6.89
Total Commercial			11.33				6.87
Construction			11.82				7.43

U.S. mainland:[2]			Substandard				Pass
Commercial multi-family			11.00				7.24
Commercial real estate non-owner occupied			11.00				6.83
Commercial real estate owner occupied			11.17				7.04
Commercial and industrial			11.09				6.29
Total Commercial			11.04				6.74
Construction			-				7.76
Legacy			11.11				7.70

December 31, 2013
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$2,477	$4,453	$2,343	$-	$-	$9,273	$73,130	$82,403
Commercial real estate non-owner occupied	230,847	156,189	115,435	-	112	502,583	1,361,635	1,864,218
Commercial real estate owner occupied	231,705	134,577	305,565	-	-	671,847	934,656	1,606,503
Commercial and industrial	727,647	192,404	214,531	68	446	1,135,096	1,777,370	2,912,466
Total Commercial	1,192,676	487,623	637,874	68	558	2,318,799	4,146,791	6,465,590
Construction	6,895	1,788	25,722	2,250	-	36,655	124,516	161,171
Mortgage	-	-	169,239	-	-	169,239	5,231,440	5,400,679
Leasing	-	-	3,495	-	-	3,495	540,266	543,761
Consumer:
Credit cards	-	-	21,044	-	-	21,044	1,148,577	1,169,621
HELOCs	-	-	665	-	2,426	3,091	12,087	15,178
Personal	-	-	7,483	-	141	7,624	1,206,260	1,213,884
Auto	-	-	10,407	-	155	10,562	688,929	699,491
Other	-	-	2,019	-	3,531	5,550	212,914	218,464
Total Consumer	-	-	41,618	-	6,253	47,871	3,268,767	3,316,638
Total Puerto Rico	$1,199,571	$489,411	$877,948	$2,318	$6,811	$2,576,059	$13,311,780	$15,887,839
U.S. mainland
Commercial multi-family	$73,481	$11,459	$62,346	$-	$-	$147,286	$946,248	$1,093,534
Commercial real estate non-owner occupied	75,094	29,442	160,001	-	-	264,537	841,750	1,106,287
Commercial real estate owner occupied	56,515	15,845	75,508	-	-	147,868	412,174	560,042
Commercial and industrial	11,657	11,822	46,307	-	-	69,786	741,945	811,731
Total Commercial	216,747	68,568	344,162	-	-	629,477	2,942,117	3,571,594
Construction	-	-	20,885	-	-	20,885	24,028	44,913
Mortgage	-	-	26,292	-	-	26,292	1,254,505	1,280,797
Legacy	14,948	11,593	42,622	-	-	69,163	141,972	211,135
Consumer:
Credit cards	-	-	486	-	-	486	15,165	15,651
HELOCs	-	-	3,317	-	5,315	8,632	454,401	463,033
Personal	-	-	1,005	-	569	1,574	133,661	135,235
Auto	-	-	-	-	2	2	487	489
Other	-	-	20	-	1	21	1,159	1,180
Total Consumer	-	-	4,828	-	5,887	10,715	604,873	615,588
Total U.S. mainland	$231,695	$80,161	$438,789	$-	$5,887	$756,532	$4,967,495	$5,724,027
Popular, Inc.
Commercial multi-family	$75,958	$15,912	$64,689	$-	$-	$156,559	$1,019,378	$1,175,937
Commercial real estate non-owner occupied	305,941	185,631	275,436	-	112	767,120	2,203,385	2,970,505
Commercial real estate owner occupied	288,220	150,422	381,073	-	-	819,715	1,346,830	2,166,545
Commercial and industrial	739,304	204,226	260,838	68	446	1,204,882	2,519,315	3,724,197
Total Commercial	1,409,423	556,191	982,036	68	558	2,948,276	7,088,908	10,037,184
Construction	6,895	1,788	46,607	2,250	-	57,540	148,544	206,084
Mortgage	-	-	195,531	-	-	195,531	6,485,945	6,681,476
Legacy	14,948	11,593	42,622	-	-	69,163	141,972	211,135
Leasing	-	-	3,495	-	-	3,495	540,266	543,761
Consumer:
Credit cards	-	-	21,530	-	-	21,530	1,163,742	1,185,272
HELOCs	-	-	3,982	-	7,741	11,723	466,488	478,211
Personal	-	-	8,488	-	710	9,198	1,339,921	1,349,119
Auto	-	-	10,407	-	157	10,564	689,416	699,980
Other	-	-	2,039	-	3,532	5,571	214,073	219,644
Total Consumer	-	-	46,446	-	12,140	58,586	3,873,640	3,932,226
Total Popular, Inc.	$1,431,266	$569,572	$1,316,737	$2,318	$12,698	$3,332,591	$18,279,275	$21,611,866

The following table presents the weighted average obligor risk rating at December 31, 2013 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.33				5.31
Commercial real estate non-owner occupied			11.38				6.73
Commercial real estate owner occupied			11.31				6.89
Commercial and industrial			11.34				6.63
Total Commercial			11.33				6.71
Construction			11.63				7.86

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.34				7.08
Commercial real estate non-owner occupied			11.27				6.89
Commercial real estate owner occupied			11.31				7.04
Commercial and industrial			11.09				6.53
Total Commercial			11.27				6.89
Construction			11.27				7.64
Legacy			11.24				7.72

Non Covered Loans [Member]
Schedule Of Breakdown Between Accrual And Nonaccrual Status Of Troubled Debt Restructurings [Table Text Block]
	Popular, Inc.
	Non-Covered Loans
	December 31, 2014 [1]			December 31, 2013
(In thousands)	Accruing	Non-Accruing	Total	Accruing	Non-Accruing	Total
Commercial	$153,380	$150,069	$303,449	$109,462	$80,140	$189,602
Construction	453	5,488	5,941	425	10,865	11,290
Legacy	-	-	-	-	949	949
Mortgage	556,346	116,465	672,811	535,357	82,786	618,143
Leases	775	2,248	3,023	270	2,623	2,893
Consumer	107,530	14,848	122,378	116,719	10,741	127,460
Total	$818,484	$289,118	$1,107,602	$762,233	$188,104	$950,337
[1] Excludes TDRs from discontinued operations.

Covered Under Loss Sharing Agreements With F D I C [Member]
Schedule Of Breakdown Between Accrual And Nonaccrual Status Of Troubled Debt Restructurings [Table Text Block]
	Popular, Inc.
	Covered Loans
	December 31, 2014			December 31, 2013
(In thousands)	Accruing	Non-Accruing	Total	Accruing	Non-Accruing	Total
Commercial	$1,689	$3,257	$4,946	$7,389	$10,017	$17,406
Construction	-	2,419	2,419	-	3,464	3,464
Mortgage	3,629	3,990	7,619	146	189	335
Consumer	26	5	31	221	22	243
Total	$5,344	$9,671	$15,015	$7,756	$13,692	$21,448